Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended		12 Months Ended				28 Months Ended
	Oct. 01, 2016 Segment	Sep. 30, 2016 Segment	Jun. 30, 2014	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016	Sep. 04, 2014 USD ($)	Aug. 26, 2014 USD ($)
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)										6.9430
Internal use software development costs, Amount capitalized				$ 1,841,000		¥ 23,780,000	¥ 7,199,000		¥ 12,781,000
Capitalized software costs, Amortization expense				57,000	¥ 394,000	5,772,000	8,333,000
Capitalized internal use software development costs, Unamortized amount				$ 5,762,000		27,619,000			¥ 40,006,000
Cash flows estimated growth rate after six years using terminal value				3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital				13.00%					13.00%
Discounted cash flow projection period				6 years	6 years
Impairment losses pursuant to the goodwill tests				$ 0	¥ 0	0	0
Liabilities measured at fair value on recurring basis				80,143,000		2,707,352,000			¥ 556,432,000
Vat rate			6.00%
Business tax expenses and other surcharges				0		6,394,000	25,202,000
Advertising expense				$ 2,941,000	¥ 20,420,000	¥ 26,360,000	¥ 19,687,000
Estimated forfeiture rate for management and non-management employees				1.81%	1.81%	1.10%	1.66%
Share Repurchase Plan, share value					¥ 42,665,000		¥ 213,665,000
Number of reportable segments | Segment	2	1
American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, shares repurchased (in shares) | shares				815,525	815,525	0	1,553,085	2,368,610
Share Repurchase Plan, share value								¥ 256,330,000
Long-term investments
Significant Accounting Policies [Line Items]
Impairment of investment				$ 0	¥ 0	¥ 0	¥ 0
Bonds
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis				60,276,000		2,193,744,000			418,497,000
Short-term investments
Significant Accounting Policies [Line Items]
Impairment of investment				0	¥ 0	0	¥ 0
Option Three
Significant Accounting Policies [Line Items]
Business tax rate							3.00%
Option Four
Significant Accounting Policies [Line Items]
Business tax rate							5.00%
Quoted prices in active markets for identical assets and liabilities (Level 1)
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis						2,193,744,000			418,497,000
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis				$ 60,276,000		¥ 2,193,744,000			¥ 418,497,000
Master Services Agreement
Significant Accounting Policies [Line Items]
Master service agreement terms				1 year	1 year
Maximum | American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, value | $											$ 100,000,000	$ 5,000,000
Minimum | Capital Leases
Significant Accounting Policies [Line Items]
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life				75.00%	75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property				90.00%	90.00%